Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,162	$ 1,628
Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	1,202	1,658
Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	567	1,022
Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 351	329
Liquid Mutual Funds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Liquid Mutual Funds | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 278	258
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fixed Maturity Plan Securities | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 65	66
Quoted Debt Securities- Carried at Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Quoted Debt Securities- Carried at Amortized Cost | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 284	307
Quoted Debt Securities Carried At F V O C I
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Quoted Debt Securities Carried At F V O C I | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 404	577
Commercial Paper
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Commercial Paper | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value		72
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Certificates of Deposit | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 149	358
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 14	15
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss [Member] | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1	3
Others
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Others | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 7	$ 2